Alger Large Cap Growth Portfolio Expense Example - Class I2 [Member] - Alger Large Cap Growth Portfolio - Class I-2	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	$ 1,049